Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	000-56425
Entity Registrant Name	CXJ GROUP CO., LIMITED
Entity Central Index Key	0001823635
Entity Tax Identification Number	85-2041913
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 401, 4th Floor, East Block Building 5,
Entity Address, Address Line Two	Xintiandi Business Center,
Entity Address, Address Line Three	Gongshu District
Entity Address, City or Town	Hangzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	310017.
City Area Code	+86
Local Phone Number	18668175727
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false